Derivative Financial Instruments - Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments - Warrants

7. Derivative Financial Instruments — Warrants

Based upon the Company’s analysis of the criteria contained in ASC Topic 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”) or ASC Topic 480-10, Distinguishing Liabilities from Equity (“ASC 480-10”), Trovagene determined that certain warrants issued in connection with the execution of certain equity financings must be recorded as derivative liabilities. In accordance with ASC 815-40 and ASC 480-10, the warrants are also being re-measuredat each balance sheet date based on estimated fair value, and any resultant change in fair value is being recorded in the Company’s condensed consolidated statements of operations. The Company estimates the fair value of these warrants using the Black-Scholes option pricing model.

The range of assumptions used to determine the fair value of the warrants valued using the Black-Scholes option pricing model during the periods indicated was:

	Three Months Ended March 31,
	2018	2017
Estimated fair value of Trovagene common stock	3.72-4.20	13.80-25.20
Expected warrant term	0.8-5.1 years	1.8-2.0 years
Risk-free interest rate	1.76-2.54%	1.20-1.27%
Expected volatility	91-116%	94-98%
Dividend yield	0%	0%

Expected volatility is based on historical volatility of Trovagene’s common stock. The warrants have a transferability provision and based on guidance provided in Staff Accounting Bulletin (“SAB”) No. 107, Share-Based Payment (“SAB No. 107”), for instruments issued with such a provision, Trovagene used the remaining contractual term as the expected term of the warrants. The risk free rate is based on the U.S. Treasury security rates consistent with the expected remaining term of the warrants at each balance sheet date.

The following table sets forth the components of changes in the Company’s derivative financial instruments—warrants liability balance, valued using the Black-Scholes option pricing method, for the periods indicated.

Date	Description	Number of Warrants	Derivative Instrument Liability
December 31, 2017	Balance of derivative financial instruments—warrants liability	467,577	$649,387
	Change in fair value of derivative financial instruments—warrants during the period recognized as a loss in the condensed consolidated statements of operations	—	129,689

March 31, 2018	Balance of derivative financial instruments—warrants liability	467,577	$779,076

6. Derivative Financial Instruments — Warrants

Based upon the Company’s analysis of the criteria contained in ASC Topic 815-40, Contracts in Entity’s Own Equity (“ASC 815-40”) or ASC Topic 480-10, Distinguishing Liabilities from Equity (“ASC 480-10”), Trovagene determined that certain warrants issued in connection with the execution of certain equity financings must be recorded as derivative liabilities. In accordance with ASC 815-40 and ASC 480-10, the warrants are also being re-measuredat each balance sheet date based on estimated fair value, and any resultant change in fair value is being recorded in the Company’s consolidated statements of operations. The Company estimates the fair value of these warrants using the Black-Scholes option pricing model.

The range of assumptions used to determine the fair value of the warrants valued using the Black-Scholes option pricing model during the periods indicated was:

	2017	2016
Estimated fair value of Trovagene common stock	$3.72 - $15.12	$25.20 - $55.80
Expected warrant term	1.0 - 5.5 years	2.0 - 2.8 years
Risk-free interest rate	1.27% - 2.21%	0.71% - 1.20%
Expected volatility	86% - 116%	82% - 94%
Dividend yield	— %	— %

Expected volatility is based on the historical volatility of Trovagene’s common stock. The warrants have a transferability provision and based on guidance provided in SAB No. 107 for instruments issued with such a provision, Trovagene used the full contractual term as the expected term of the warrants. The risk-free interest rate is based on the U.S. Treasury security rates consistent with the expected remaining term of the warrants at each balance sheet date.

The following table sets forth the components of changes in the Company’s derivative financial instruments—warrants liability balance, valued using the Black-Scholes option pricing method, for the periods indicated.

Date	Description	Number of Warrants	Derivative Instrument Liability
December 31, 2015	Balance of derivative financial instruments—warrants liability	80,608	$3,297,077
	Change in fair value of derivative financial instruments—warrants during the year recognized as a gain in the statement of operations	—	(2,462,137)

December 31, 2016	Balance of derivative financial instruments—warrants liability	80,608	834,940
	Issuance of Derivative Financial Instruments	386,969	3,215,519
	Change in fair value of derivative financial instruments—warrants during the year recognized as a gain in the statement of operations	—	(3,401,072)

December 31, 2017	Balance of derivative financial instruments—warrants liability	467,577	$649,387

The remaining contractual term of these warrants outstanding at December 31, 2017 and 2016 was approximately 4.4 and 2.0 years, respectively.

At December 31, 2017 and 2016, the total fair value of the above warrants accounted for as derivative financial instruments—warrants, valued using the Black-Scholes option pricing model, was $649,387 and $834,940, respectively, and is classified as derivative financial instruments—warrants liability on the balance sheet.